DISCONTINUED OPERATIONS (Schedule of outstanding balances with the Group's related parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Amounts due from related parties		$ 2,752	$ 953
Amounts due to related parties		$ 15,389
AM Advertising [Member]
Amounts due from related parties			$ 2,355
Amounts due to related parties			790
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Amounts due from related parties	[1]		387
AM Jiaming [Member]
Amounts due from related parties	[2]		1,627
Dingsheng Ruizhi [Member]
Amounts due from related parties	[3]		322
Qingdao Airport AirMedia Advertising Co., Ltd ("Qingdao AM") [Member]
Amounts due to related parties	[4]		790
Jiacheng Advertising [Member]
Amounts due from related parties	[5]		$ 19

[1]	The amounts due from Guangxi Dingyuan represents the amount of a deposit on concession fee receivable from Guangxi Dingyuan as of December 31, 2014.
[2]	The amounts due from AM Jiaming includes a short-term loan to AM Jiaming amounted to $1,612 and related interest receivable of $15 as of December 31, 2014.
[3]	The amount due from Dingsheng Ruizhi represents the unreceived consideration of $322 for selling 20% of equity interests in AM Film.
[4]	The amount due to Qingdao AM represents the capital contribution commitment of $790 to Qingdao AM as of December 31, 2014, which was paid in January 2015.
[5]	The amounts due from Jiacheng Advertising represents the uncollected concession fee of digital TV screens on airlines as of December 31, 2014.